Restructuring Activities Additional Information (Details)	12 Months Ended
	Dec. 28, 2019 USD ($) employee	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	$ 108,000,000	$ 460,000,000	$ 434,000,000
Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, number of positions eliminated | employee	400
Restructuring and related cost, expected number of positions eliminated | employee	550
Restructuring and related cost, incurred cost (credit)	$ 108,000,000	368,000,000	118,000,000
Restructuring Activities | Severance and Employee Benefit Costs
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	15,000,000
Restructuring Activities | Asset-Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	37,000,000
Restructuring Activities | Other Implementation Costs
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	55,000,000
Restructuring Activities | Other Exit Costs
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	1,000,000
Integration Program
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost (credit)	$ 0	$ 92,000,000	$ 316,000,000